Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]
15.	OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS

The following tables present, as of March 31, 2017 and 2018, the gross and net amounts of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2017	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,835	¥—	¥18,835	¥(15,053)	¥(726)	¥3,056
Receivables under resale agreements	11,044	(2,856)	8,188	(7,461)	(11)	716
Receivables under securities borrowing transactions	11,003	—	11,003	(10,880)	(9)	114

Total	¥40,882	¥(2,856)	¥38,026	¥(33,394)	¥(746)	¥3,886

Financial liabilities:
Derivative liabilities	¥18,562	¥—	¥18,562	¥(15,063)	¥(1,229)	¥2,270
Payables under repurchase agreements	20,549	(2,856)	17,693	(17,489)	(11)	193
Payables under securities lending transactions	5,549	—	5,549	(5,526)	(8)	15
Obligations to return securities received as collateral	3,516	—	3,516	(492)	—	3,024

Total	¥48,176	¥(2,856)	¥45,320	¥(38,570)	¥(1,248)	¥5,502

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
At March 31, 2018				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,585	¥—	¥12,585	¥(9,664)	¥(832)	¥2,089
Receivables under resale agreements	8,825	(3,099)	5,726	(5,171)	(17)	538
Receivables under securities borrowing transactions	9,305	(36)	9,269	(9,208)	(1)	60

Total	¥30,715	¥(3,135)	¥27,580	¥(24,043)	¥(850)	¥2,687

Financial liabilities:
Derivative liabilities	¥11,877	¥—	¥11,877	¥(9,631)	¥(1,126)	¥1,120
Payables under repurchase agreements	21,169	(3,034)	18,135	(17,890)	(31)	214
Payables under securities lending transactions	8,206	(36)	8,170	(8,139)	(12)	19
Obligations to return securities received as collateral	3,177	—	3,177	(1,072)	—	2,105

Total	¥44,429	¥(3,070)	¥41,359	¥(36,732)	¥(1,169)	¥3,458